Earnings and dividends per share (Tables)	12 Months Ended
Jun. 30, 2026
Earnings and dividends per share
Schedule of (loss)/earnings and dividends per share

	2026	2025	2024
for the year ended 30 June	Rand	Rand	Rand
Attributable to owners of Sasol Limited
Basic earnings/(loss) per share	18,99	10,60	(69,94)
Headline earnings per share	38,31	35,13	18,19
Diluted earnings/(loss) per share	18,73	10,54	(69,94)
Diluted headline earnings per share	37,79	34,92	16,73
Dividends per share	—	—	2,00
interim	—	—	2,00
final*	—	—	—
*	No final dividends declared in 2024, 2025 and 2026.

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Earnings/(loss) and headline earnings
Earnings/(loss) attributable to owners of Sasol Limited	12 149	6 767	(44 271)
Total remeasurement items for the Group, net of tax*	12 358	15 652	55 784
Headline earnings attributable to owners of Sasol Limited	24 507	22 419	11 513
*

The net profit on disposal of business includes a gain on remeasurement of contingent consideration from Uzbekistan GTL LLC disposal of R1 428 million in 2025 (refer note 8). This has been excluded from the remeasurement items for headline earnings.

	Number of shares
	2026	2025	2024
for the year ended 30 June	million	million	million
Basic weighted average number of shares
Issued shares	654,1	649,4	648,5
Effect of treasury shares held	(14,0)	(10,3)	(13,1)
Effect of long-term incentives exercised	(0,4)	(0,9)	(2,4)
Basic weighted average number of shares for EPS and HEPS	639,7	638,2	633,0

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Diluted earnings/(loss)
Earnings/(loss) attributable to owners of Sasol Limited	12 149	6 767	(44 271)
Impact of convertible bond*	—	—	(136)
Diluted earnings/(loss) attributable to owners of Sasol Limited	12 149	6 767	(44 407)
*	For 2026 and 2025 the convertible bond is anti-dilutive and therefore not assumed to be exercised in diluted earnings.

	2026	2025	2024
for the year ended 30 June	Rm	Rm	Rm
Diluted headline earnings
Headline earnings attributable to owners of Sasol Limited	24 507	22 419	11 513
Impact of convertible bond*	—	—	(136)
Diluted headline earnings attributable to owners of Sasol Limited	24 507	22 419	11 377

*For 2026 and 2025 the convertible bond is anti-dilutive and therefore not assumed to be exercised in diluted earnings.

	Number of shares
	2026	2025	2024
for the year ended 30 June	million	million	million
Diluted weighted average number of shares
Weighted average number of shares	639,7	638,2	633,0
Potential dilutive effect of convertible bond*	—	—	39,9
Potential dilutive effect of long-term incentive scheme	8,8	3,8	7,0
Diluted weighted average number of shares for DEPS and DHEPS	648,5	642,0	679,9
*	For 2026 and 2025 the convertible bond is anti-dilutive and therefore contingently issuable ordinary shares are not included.